Condensed Financial Information of the Company - Condensed statements of income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)
Operating expenses:
Selling and marketing	$ (114,149)	¥ (816,658)	¥ (590,589)	¥ (369,221)
General and administrative	(122,529)	(876,609)	(629,596)	(381,332)
Foreign exchange gain	(19)	(138)	(1,168)	(180)
Provision for income tax	16,989	121,541	108,479	92,016
Net income attributable to OneSmart International Education Group Limited's shareholders	34,296	245,368	245,936	258,827
Allocation of undistributed earnings to redeemable convertible preferred shares				(111,771)
Accretion to redemption value of redeemable convertible preferred shares			(962,905)
Deemed dividend-repurchase of redeemable convertible preferred shares			(4,266)
Net income/(loss) attributable to ordinary shareholders of OneSmart International Education Group Limited	34,296	245,368	(721,235)	147,056
The Company | Reportable legal entities
Operating expenses:
Selling and marketing	(127)	(906)
General and administrative	(9,820)	(70,258)	(528)
Foreign exchange gain	(3,576)	(25,581)	2,574
Share of income in subsidiaries, VIEs and VIEs' subsidiaries	47,819	342,113	243,890	258,827
Income before income tax provision	34,296	245,368	245,936	258,827
Net income attributable to OneSmart International Education Group Limited's shareholders	34,296	245,368	245,936	258,827
Allocation of undistributed earnings to redeemable convertible preferred shares				(111,771)
Accretion to redemption value of redeemable convertible preferred shares			(962,905)
Deemed dividend-repurchase of redeemable convertible preferred shares			(4,266)
Net income/(loss) attributable to ordinary shareholders of OneSmart International Education Group Limited	$ 34,296	¥ 245,368	¥ (721,235)	¥ 147,056